Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents		$ 7,564	$ 6,071
Short-term bank deposit		2,802	8,195
Restricted cash		0	76
Other receivables and prepaid expenses		3,059	1,698
Total current assets		13,425	16,040
Non-current assets
Long-term prepaid expenses		211	385
Property and equipment, net		176	250
Operating lease right-of-use assets		0	289
Total non-current assets		387	924
Total assets		13,812	16,964
Current liabilities
Trade payables		485	633
Accrued expenses	[1]	337	1,536
Employee and related expenses	[2]	656	934
Operating lease liabilities		0	115
Total current liabilities		1,478	3,218
Non-current liabilities
Non-current operating lease liabilities		0	209
Total non-current liabilities		0	209
Commitments and contingent liabilities
Total liabilities		1,478	3,427
Shareholders' equity
Ordinary Shares no par value - Authorized: 4,650,000,000 as of December 31, 2025, and December 31, 2024. Issued and outstanding: 575,381,320, and 377,132,220 Ordinary shares of December 31, 2025 and 2024, respectively (*)	[3]	0	0
Additional paid-in capital		123,952	116,160
Accumulated deficit		(111,618)	(102,623)
Total shareholders' equity		12,334	13,537
Total liabilities and shareholders' equity		$ 13,812	$ 16,964

[1]	Includes balances due to related parties of $74 thousand and $75 thousand as of December 31, 2025 and 2024, respectively. See Note 12.
[2]	Includes balances due to related parties of $458 thousand and $531 thousand as of December 31, 2025 and 2024, respectively. See Note 12.
[3]	1 American Depositary Share (ADS) represents 80 Ordinary Shares.